Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Schedule of employee benefit obligations and assets included in consolidated statement of financial position

	U.S.		Germany		UK		Other		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(1,217)	(1,313)	(386)	(405)	(862)	(1,000)	(38)	(44)	(2,503)	(2,762)
Assets	1,040	1,179	—	—	624	706	9	12	1,673	1,897
Net obligations	(177)	(134)	(386)	(405)	(238)	(294)	(29)	(32)	(830)	(865)

Defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Schedule of current service cost and administration costs of defined benefit pension schemes recognized in the consolidated income statement

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Current service cost and administration costs:
Cost of sales ‑ current service cost (Note 7)	(42)	(43)	(40)
Cost of sales ‑ past service credit (Note 7)	3	8	32
SGA ‑ current service cost (Note 7)	(4)	(3)	(6)
SGA ‑ past service credit (Note 7)	—	2	11
	(43)	(36)	(3)
Finance expense (Note 5)	(21)	(24)	(28)
	(64)	(60)	(31)

Schedule of re-measurement of defined benefit obligations and assets recognized in consolidated statement of comprehensive income

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Re-measurement of defined benefit obligation:
Actuarial gain/(loss) arising from changes in demographic assumptions	19	(6)	26
Actuarial gain/(loss) arising from changes in financial assumptions	119	(104)	(280)
Actuarial gain/(loss) arising from changes in experience	19	2	(11)
	157	(108)	(265)
Re-measurement of plan assets:
Actual (loss)/return less expected return on plan assets	(151)	158	122
Actuarial gain/(loss) for the year on defined benefit pension schemes	6	50	(143)
Actuarial gain/(loss) on other long term and end of service employee benefits	5	(1)	4
	11	49	(139)

Schedule of movement in defined benefit obligations and assets

	At December 31,
	Obligations		Assets
	2018	2017	2018	2017
	$'m	$'m	$'m	$'m
At January 1,	(2,762)	(3,101)	1,897	2,276
Interest income	—	—	55	71
Current service cost	(40)	(46)	—	—
Past service credit	3	10	—	—
Interest cost	(72)	(92)	—	—
Administration expenses paid from plan assets	—	—	(1)	(2)
Re-measurements	157	(108)	(151)	157
Obligations/(assets) extinguished on reclassification	—	602	—	(602)
Employer contributions	—	—	52	51
Employee contributions	—	(2)	—	2
Benefits paid	140	163	(140)	(163)
Exchange	71	(188)	(39)	107
At December 31,	(2,503)	(2,762)	1,673	1,897

Schedule of plan assets

	At December 31,
	2018	2018	2017	2017
	$'m	%	$'m	%
Equities	1,039	62	1,177	62
Target return funds	267	16	297	16
Bonds	184	11	249	13
Cash/other	183	11	174	9
	1,673	100	1,897	100

Schedule of ranges of principal assumptions applied in estimating defined benefit obligations

	U.S.		Germany		UK
	2018	2017	2018	2017	2018	2017
	%	%	%	%	%	%
Rates of inflation	2.50	2.50	1.50	1.50	3.15	3.10
Rates of increase in salaries	1.50 - 3.00	2.00 - 3.00	2.50	2.50	2.15	2.60
Discount rates	4.50	3.80	1.88 - 2.25	1.68 - 2.24	2.90 - 2.95	2.70

Schedule of mortality assumptions

	U.S.		Germany		UK
	2018	2017	2018	2017	2018	2017
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	22	22	22	21	20	21
Life expectancy, future pensioners	23	23	24	24	21	22

Schedule of principal defined benefit schemes

	Metal Packaging			Glass Packaging
	Europe	Europe	North	Europe	Europe	North
	UK	Germany	America	UK	Germany	America
Nature of the schemes	Funded	Unfunded	Funded	Funded	Unfunded	Funded
2018
Active members	467	1,553	925	—	1,027	4,193
Deferred members	886	651	142	1,240	747	2,589
Pensioners including dependents	763	1,101	172	815	775	6,455
Weighted average duration (years)	18	18	16	20	18	12
2017
Active members	467	1,694	943	—	1,011	4,137
Deferred members	954	706	139	1,527	759	2,697
Pensioners including dependents	756	1,081	150	744	762	6,379
Weighted average duration (years)	21	17	17	23	18	13

Schedule of expected defined benefit payment

						Subsequent
	2019	2020	2021	2022	2023	five years
	$'m	$'m	$'m	$'m	$'m	$'m
Benefits	115	112	114	117	121	640

Other employee benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Schedule of other employee benefits

	At December 31,
	2018	2017
	$'m	$'m
End of service employee benefits	25	25
Long term employee benefits	102	107
	127	132